EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 10, 2013 (Accession No. 0000898432-13-000919) to the Neuberger Berman Absolute Return Multi-Manager Fund's statutory prospectus.